Long-Term Debt - Aggregate Annual Maturities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Long-term Debt, Fiscal Year Maturity [Abstract]
Long-term Debt	$ 243,139	$ 249,674
Bank of America Corporation
Long-term Debt, Fiscal Year Maturity [Abstract]
2015	21,684
2016	25,272
2017	25,945
2018	24,842
2019	19,312
Thereafter	68,716
Long-term Debt	185,771	194,103
Bank of America Corporation | Senior notes
Long-term Debt, Fiscal Year Maturity [Abstract]
2015	14,905
2016	17,373
2017	18,935
2018	20,006
2019	16,206
Thereafter	40,203
Long-term Debt	127,628
Bank of America Corporation | Senior structured notes
Long-term Debt, Fiscal Year Maturity [Abstract]
2015	5,558
2016	2,825
2017	1,791
2018	1,885
2019	1,526
Thereafter	8,583
Long-term Debt	22,168	30,575
Bank of America Corporation | Subordinated notes
Long-term Debt, Fiscal Year Maturity [Abstract]
2015	1,221
2016	5,074
2017	5,219
2018	2,951
2019	1,580
Thereafter	12,655
Long-term Debt	28,700
Bank of America Corporation | Junior subordinated notes
Long-term Debt, Fiscal Year Maturity [Abstract]
2015	0
2016	0
2017	0
2018	0
2019	0
Thereafter	7,275
Long-term Debt	7,275
Bank of America, N.A.
Long-term Debt, Fiscal Year Maturity [Abstract]
2015	6,431
2016	10,868
2017	12,279
2018	10
2019	2,486
Thereafter	3,392
Long-term Debt	35,466	29,440
Bank of America, N.A. | Senior notes
Long-term Debt, Fiscal Year Maturity [Abstract]
2015	777
2016	2,498
2017	5,162
2018	0
2019	19
Thereafter	123
Long-term Debt	8,579
Bank of America, N.A. | Subordinated notes
Long-term Debt, Fiscal Year Maturity [Abstract]
2015	0
2016	1,069
2017	3,553
2018	0
2019	1
Thereafter	1,699
Long-term Debt	6,322
Bank of America, N.A. | Advances from Federal Home Loan Banks
Long-term Debt, Fiscal Year Maturity [Abstract]
2015	4,503
2016	6,003
2017	10
2018	10
2019	16
Thereafter	141
Long-term Debt	10,683
Bank of America, N.A. | Securitizations and other BANA VIEs
Long-term Debt, Fiscal Year Maturity [Abstract]
2015	1,151
2016	1,298
2017	3,554
2018	0
2019	2,450
Thereafter	1,429
Long-term Debt	9,882	13,367
Subsidiaries
Long-term Debt, Fiscal Year Maturity [Abstract]
2015	2,609
2016	3,408
2017	2,981
2018	1,428
2019	1,058
Thereafter	10,418
Long-term Debt	21,902	26,131
Subsidiaries | Senior notes
Long-term Debt, Fiscal Year Maturity [Abstract]
2015	21
2016	0
2017	1
2018	0
2019	0
Thereafter	0
Long-term Debt	22
Subsidiaries | Junior subordinated notes
Long-term Debt, Fiscal Year Maturity [Abstract]
2015	0
2016	0
2017	0
2018	0
2019	0
Thereafter	405
Long-term Debt	405
Subsidiaries | Structured liabilities
Long-term Debt, Fiscal Year Maturity [Abstract]
2015	2,314
2016	2,133
2017	2,296
2018	1,281
2019	1,027
Thereafter	6,920
Long-term Debt	15,971	16,913
Subsidiaries | Non-core/non-bank VIEs
Long-term Debt, Fiscal Year Maturity [Abstract]
2015	20
2016	348
2017	255
2018	102
2019	27
Thereafter	2,673
Long-term Debt	3,425
Subsidiaries | Other
Long-term Debt, Fiscal Year Maturity [Abstract]
2015	254
2016	927
2017	429
2018	45
2019	4
Thereafter	420
Long-term Debt	2,079	2,422
Consolidated Entity Excluding Variable Interest Entities (VIE) [Member]
Long-term Debt, Fiscal Year Maturity [Abstract]
2015	30,724
2016	39,548
2017	41,205
2018	26,280
2019	22,856
Thereafter	82,526
Long-term Debt	$ 243,139